Other Payables and Accruals (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Other Payables and Accruals
Unearned revenue	$ 32,775	$ 48,183
Accrued off-hire	7,262	6,968
Accrued purchases	7,653	9,759
Accrued interest	33,585	36,746
Other accruals	33,510	34,586
Total	$ 114,785	$ 136,242